Note 19 - Trade receivables, net - Summary of Current Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Note 19 - Trade receivables, net
Current accounts	$ 2,471,565	$ 2,479,035
Receivables from related parties	58,370	60,400
Current trade receivables, gross	2,529,935	2,539,435
Allowance for doubtful accounts, see note 25 (i)	(49,046)	(45,495)
Current trade receivables	$ 2,480,889	$ 2,493,940	$ 1,299,072